CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash	$ 6,220	$ 9,138
Restricted cash - Note 5	3,270	5,030
Accounts receivable	97	0
Inventories - Note 3	4,453	2,060
Ore on leach pads - Note 3	22,062	0
Prepaids and other - Note 4	2,648	2,261
Current assets	38,750	18,489
Restricted cash - Note 5	39,477	38,693
Plant, equipment and mine development, net - Note 6	51,207	41,404
Other assets, non-current - Note 4	5,203	1,158
TOTAL ASSETS	134,637	99,744
Liabilities:
Accounts payable	10,746	3,824
Interest payable	846	1,049
Other liabilities, current - Note 8	3,939	1,790
Debt, current - net - Notes 9 and 20	553,965	131,386
Current liabilities	569,496	138,049
Other liabilities, non-current - Note 8	18	18
Debt, non-current - Notes 9 and 20	0	296,201
Asset retirement obligation, non-current - Note 10	4,374	5,832
Total liabilities	573,888	440,100
Commitments and contingencies - Note 19
Stockholders' (Deficit) Equity: - Note 10
Common stock, $0.001 par value; 400,000,000 shares authorized for both periods; 3,095,650 and 3,095,650 issued; and 2,897,568 and 2,897,568 outstanding at March 31, 2020 and December 31, 2019, respectively	3	3
Additional paid-in capital	5,184	5,184
Accumulated deficit	(444,438)	(345,543)
Total stockholders' (deficit) equity	(439,251)	(340,356)
Total liabilities and stockholders' (deficit) equity	$ 134,637	$ 99,744